Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Details of earnings per share

		United States Dollar
	Figures in millions unless otherwise stated	2021	2020	2019

11.1	Basic earnings per share – cents	89	82	20

Basic earnings per share is calculated by dividing the profit attributable to owners of the parent of US$789.3 million (2020: US$723.0 million and 2019: US$161.6 million) by the weighted average number of ordinary shares in issue during the year of 887,306,342 (2020: 878,661,474 and 2019: 827,386,603).

		United States Dollar
	Figures in millions unless otherwise stated	2021	2020	2019

11.2	Diluted earnings per share – cents	88	81	19

Diluted earnings per share is calculated by dividing the diluted profit attributable to owners of the parent of US$781.9 million (2020: US$719.3 million and 2019: US$161.6 million) by the diluted weighted average number of ordinary shares in issue during the year of 893,497,539 (2020: 889,841,717 and 2019: 839,234,102).

	Net profit attributable to owners of the parent has been adjusted by the following to arrive at the diluted profit attributable to owners of the parent:
	Profit attributable to owners of the parent	789.3	723.0	161.6
	South Deep minority interest at 10%	(7.4)	(3.7)	—
	Diluted profit attributable to owners of the parent	781.9	719.3	161.6
	The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
	Weighted average number of ordinary shares	887,306,342	878,661,474	827,386,603
	Potentially dilutive share options in issue	6,191,197	11,180,243	11,847,499
	Diluted weighted average number of ordinary shares	893,497,539	889,841,717	839,234,102
Notes to the Consolidated Financial Statements continued
for the year ended 31 December 2021

11.    EARNINGS PER SHARE continued

		United States Dollar
	Figures in millions unless otherwise stated	2021	2020	2019

11.3	Headline earnings per share – cents	100	83	20

Headline earnings per share is calculated by dividing headline earnings of US$890.0 million (2020: US$729.3 million and 2019: US$162.7 million) by the weighted average number of ordinary shares in issue during the year of 887,306,342 (2020: 878,661,474 and 2019: 827,386,603).

	Net profit attributable to owners of the parent is reconciled to headline earnings as follows:
	Long-form headline earnings reconciliation
	Profit attributable to owners of the parent	789.3	723.0	161.6
	(Profit)/loss on disposal of assets, net	(5.9)	0.1	(0.8)
	Gross	(8.5)	0.2	(1.2)
	Taxation effect	2.6	(0.1)	0.4
	Impairment, reversal of impairment and write-off of investments and assets and other, net	106.6	6.2	1.9
	Impairment, net of reversal of impairment of investments and assets	42.4	(50.6)	9.8
	Write-off of exploration and evaluation assets[1]	21.3	16.9	30.0
	Asanko Gold mine impairment	52.8	49.5	—
	Profit on disposal of Maverix	—	—	(33.8)
	Release of foreign exchange reserve on disposal of subsidiary	—	—	4.6
	Loss on disposal of subsidiary	—	—	0.3
	Taxation effect	(9.9)	(8.9)	(9.0)
	Non-controlling interest effect	—	(0.7)	—

	Headline earnings	890.0	729.3	162.7
[1] Included under "Exploration expense" in the consolidated income statement. Refer note 6.

		United States Dollar
	Figures in millions unless otherwise stated	2021	2020	2019

11.4	Diluted headline earnings per share – cents	99	82	19

Diluted headline earnings per share is calculated by dividing diluted headline earnings of US$882.6 million (2020: US$725.6 million and 2019: US$162.7 million) by the diluted weighted average number of ordinary shares in issue during the year of 839,497,539 (2020: 889,841,717 and 2019: 839,234,102).

	Headline earnings has been adjusted by the following to arrive at dilutive headline earnings:
	Headline earnings	890.0	729.3	162.7
	South Deep minority interest at 10%	(7.4)	(3.7)	—
	Diluted headline earnings	882.6	725.6	162.7